Schedule I—Parent Company Financial Information	12 Months Ended
Dec. 31, 2023
Schedule I—Parent Company Financial Information [Abstract]
SCHEDULE I—PARENT COMPANY FINANCIAL INFORMATION

PARENT COMPANY BALANCE SHEETS

	As of December 31,	As of December 31,
	2023	2022
ASSETS
Current assets
Advance to supplier	$-	$25,000
Non-current assets
Investment in subsidiaries	7,983,271	6,300,752
Deferred offering cost	316,179	144,000
Total assets	$8,299,450	$6,469,752

LIABILITIES AND EQUITY
Liabilities
Due to related party	$852,599	$395,863
Equity:
Common stock (par value $0.00001 per share, 5,000,000 shares authorized)	50	50
Retained earnings	7,829,173	6,322,471
Accumulated other comprehensive income	(382,372)	(248,632)
Total equity	7,446,851	6,073,889
Total liabilities and shareholders’ equity	$8,299,450	$6,469,752

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the year ended December 31,	For the year ended December 31,
	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES	$1,796,700	$2,360,929
NET INCOME	1,506,702	2,133,188
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(133,740)	(479,845)
COMPREHENSIVE INCOME	$1,372,960	$2,613,033

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the year ended December 31,	For the year ended December 31,
	2023	2022
Cash flows from operating activities
Net income	$1,506,702	$2,133,188
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(1,796,702)	(2,008,806)
Changes in operating assets and liabilities:
Advance to supplier	25,000	(25,000)
Amounts due to related parties	437,179	396,691
Net cash provided by operating activities	172,179	496,073
Cash flows from financing activities:
Paid-in capital	-	50
Dividends paid	-	(352,123)
Payment of offering costs	(172,179)	(144,000)
Net cash (used in) provided by financing activities.	(172,179)	(496,073)
Net (decrease) increase in cash and cash equivalents	-	-
Cash and cash equivalents at the beginning of the year	-	-
Cash and cash equivalents at the end of the year	$-	$-